Shareholder Report, Holdings (Details) - C000243281	Apr. 30, 2025
Spotify Technology8648431
Holdings [Line Items]
Percent of Total Investments	9.80%
Live Nation Entertainment8648420
Holdings [Line Items]
Percent of Total Investments	9.50%
Universal Music Group8648397
Holdings [Line Items]
Percent of Total Investments	9.50%
CTS Eventim8648366
Holdings [Line Items]
Percent of Total Investments	7.80%
Tencent Music Entertainment Group8648404
Holdings [Line Items]
Percent of Total Investments	7.00%
Alphabet8648410
Holdings [Line Items]
Percent of Total Investments	4.90%
Amazon.com8648411
Holdings [Line Items]
Percent of Total Investments	4.90%
Apple8648414
Holdings [Line Items]
Percent of Total Investments	4.90%
Warner Music Group8648435
Holdings [Line Items]
Percent of Total Investments	4.80%
Yamaha8648377
Holdings [Line Items]
Percent of Total Investments	4.70%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	75.40%